Stock Option Liabilities	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Stock Option Liabilities [Line Items]
Stock option liabilities

12.    Stock option liabilities

Impact of listing on the NASDAQ on November 6, 2024

As at November 6, 2024, the Company had 62,772 stock options outstanding. The exercise price of these stock options is denominated in CAD. Due to the listing of the Company on the NASDAQ (Note 4) and commencement of trading of shares in the United States dollars, exemptions available under ASC 718-10-25-14 to classify stock options with strike prices in foreign currencies as equity were no longer met and all stock options outstanding were reassessed to be derivative liabilities. The fair value of the stock options upon the change in classification on November 6, 2024 of $330,090, was remeasured using the Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield – 0%, expected volatility – 97%, risk-free interest rate – 3.12% and an expected remaining life – 5.96 years. The fair value of these options is classified as Level 2 in the fair value hierarchy. The difference between the previous carrying value which was initially recorded as equity and the fair value of the option liabilities on August 1, 2024 was $1,381,715. Pursuant to ASC 815-40-35-9, the difference is recognized within equity.

Changes to stock option liability during the six months ended January 31, 2026

As at January 31, 2026, the fair value of the liability classified stock options were remeasured at $32,042 using Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield – 0%, expected volatility – 150%, risk-free interest rate – 3.06% and an expected remaining life of 4.73 years. The Company recognized ($101,423) as a change in fair value for the six months ended January 31, 2026, which is presented within salaries and wages.

The following is a continuity of the Company’s derivative stock option liabilities:

Balance as at July 31, 2024	$—
Stock options fair value upon change De-SPAC transaction (Note 4)	330,090
Change in fair value of stock option liabilities	(196,625)
Balance as at July 31, 2025	$133,465
Change in fair value of stock option liabilities	(101,423)
Balance as at January 31, 2026	$32,042

12.    Stock option liabilities

Impact of listing on the NASDAQ on November 6, 2024

As at November 6, 2024, the Company had 62,772 stock options outstanding. The exercise price of these stock options is denominated in CAD. Due to the listing of the Company on the NASDAQ (Note 4) and commencement of trading of shares in the United States dollars, exemptions available under ASC 718-10-25-14 to classify stock options with strike prices in foreign currencies as equity were no longer met and all stock options outstanding were reassessed to be derivative liabilities. The fair value of the stock options upon the change in classification on November 6, 2024 of $330,090, was remeasured using the Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield – 0%, expected volatility – 97%, risk-free interest rate – 3.12% and an expected remaining life – 5.96 years. The fair value of these options is classified as Level 2 in the fair value hierarchy. The difference between the previous carrying value which was initially recorded as equity and the fair value of the option liabilities on August 1, 2024 was $1,381,715. Pursuant to ASC 815-40-35-9, the difference is recognized within equity.

Changes to stock option liability during the year ended July 31, 2025

As at July 31, 2025, the fair value of the liability classified stock options were remeasured at $133,465 using Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield – 0%, expected volatility – 150%, risk-free interest rate – 3.16% and an expected remaining life of 5.23 years. The Company recognized ($196,625) as a change in fair value for the year ended July 31, 2025, which is presented within salaries and wages.

The following is a continuity of the Company’s derivative stock option liabilities:

Balance as at July 31, 2024	$—
Stock options fair value upon change De-SPAC transaction (Note 4)	330,090
Change in fair value of stock option liabilities	(196,625)
Balance as at July 31, 2025	$133,465